Turnover	12 Months Ended
Jun. 30, 2026
Turnover
Turnover

OPERATING AND OTHER ACTIVITIES

2	Turnover

	2026	2025	2024
for the period ended	Rm	Rm	Rm
Revenue by major product line
Southern Africa business
Energy	124 233	105 522	124 824
Coal¹	210	3 640	3 874
Liquid fuels²	116 299	93 579	113 037
Gas (methane rich gas, natural gas and liquified petroleum gas) and condensate³	7 724	8 303	7 913
Chemicals Africa	59 862	60 715	63 829
Base chemicals	43 341	43 247	45 138
Differentiated chemicals	16 521	17 468	18 691
International Chemicals business
Chemicals America	40 154	37 840	41 424
Base chemicals	16 571	14 876	16 290
Differentiated chemicals	23 583	22 964	25 134
Chemicals Eurasia	41 865	42 017	41 684
Differentiated chemicals	41 865	42 017	41 684
Other (Mainly technology, refinery services)⁴	741	1 360	1 270
Revenue from contracts with customers	266 855	247 454	273 031
Revenue from other contracts⁵	5 263	1 642	2 080
Total external turnover	272 118	249 096	275 111
1

Discontinuation of export coal sales in 2026 – due to repurposing of the existing export beneficiation plant as a destoning solution, Sasol Mining concluded the last of the export production on 30 June 2025 and the last export sales in the first quarter of 2026.

2	Derived from Fuels segment.
3	Derived primarily from Gas segment.
4	Relates primarily to the Gas and Fuels segments.
5

Relates mainly to the Fuels, Mining, and Chemicals America segments and includes franchise rentals, use of fuel tanks, fuel storage and Sasol Oil Slate offset by Mining Royalties. The Slate mechanism is the fuel price balancing mechanism within South Africa’s regulated fuel pricing framework, through which industry over-recoveries and under-recoveries are accounted for.

Accounting policies:

Revenue from contracts with customers is recognised when the control of goods or services has transferred to the customer through the satisfaction of a performance obligation. Group performance obligations are satisfied at a point in time and over time, however the Group mainly satisfies its performance obligations at a point in time. For further information on revenue recognition, refer to Segment information on pages 9 to 9.

Revenue recognised reflects the consideration that the Group expects to be entitled to for each distinct performance obligation after deducting indirect taxes, rebates and trade discounts and consists primarily of the sale of fuels, oil, natural gas and chemical products, services rendered, license fees and royalties. The Group allocates revenue based on stand-alone selling prices.

Purchases and sales of inventory with the same counterparty, that are entered into in contemplation of one another to facilitate sales to customers, are combined and recorded on a net basis when the items exchanged are similar in nature.

2	Turnover continued

Revenue from arrangements that are not considered contracts with customers, mainly pertaining to rate regulated activities, franchise rentals, use of fuel tanks and fuel storage, is presented as revenue from other contracts. Where the Group is subject to rate regulation, it includes in revenue any over or under recoveries relating to goods supplied during the period.

The period between the transfer of the goods and services to the customer and the payment by the customer does not exceed 12 months and therefore the Group does not adjust for time value of money as it applies the financing component practical expedient.